Expense Example, No Redemption - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Stock Selector All Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 645
3 Years	795
5 Years	958
10 Years	1,429
Fidelity Advisor Stock Selector All Cap Fund - Class C
Expense Example, No Redemption:
1 Year	151
3 Years	468
5 Years	808
10 Years	1,565
Fidelity Advisor Stock Selector All Cap Fund - Class M
Expense Example, No Redemption:
1 Year	446
3 Years	651
5 Years	873
10 Years	1,509
Fidelity Advisor Stock Selector All Cap Fund - Class I
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	604
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	116
5 Years	202
10 Years	$ 456